COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. As of March 31, 2026 and December 31, 2025, the Company is not aware of any contingent liabilities related to potential litigation that should be reflected in the unaudited consolidated financial statements.

In February 2022 and February 2023, CETI entered into agreements with two different investors offering them a stock guarantee on share price within a three-year period of time. The first investor’s shares in February 2022, came due in February 2025 and CETI entered into an agreement to pay $100,000 in cash and shares to satisfy that guarantee. For the second investor, the Company accrued a contingent liability as of December 31, 2025 for the difference between share price on that date and the guaranteed share price. For March 31, 2026, the difference between the guaranteed share price of 80 cents and the high share price during the three year period ending was 6.13 cents so the Company issued additional common stock to cover the difference and there is no longer any contingent liability as of March 31, 2026. The balances were nil and $190,000 as of March 31, 2026 and December 31, 2025, respectively.

On December 9, 2024, CETI entered into an agreement with a company to provide consulting services to obtain funding of at least $25 million or more to fund CETI’s projects in the Middle East. The compensation under this agreement was $65,000 plus 0.5% of any monies raised. As of June 22, 2026, no money has been raised and the Company does not expect to raise capital under this agreement.

On December 21, 2024, CETI entered into a Financial Consulting Engagement Agreement (FCEA) to provide consulting services and identify potential sources of private and/or public financing of up to 50 million in British pound sterling The retainer fee was $35,000 and the success fee is 5% of the total money raised payable at 1% a year for five years. As of June 22, 2026, no money has been raised and the Company does not expect to raise capital under this agreement.

In April 2025, the Company received notice of litigation regarding its potential purchase of a salt water disposal facility in 2024 that it decided not to pursue. The outcome of this litigation is undetermined at this time but the Company believes that its counterclaims will exceed whatever the plaintiff is asking for therefore no accrual has been made as of March 31, 2026.

NOTE 4 – COMMITMENTS AND CONTINGENCIES

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. As of December 31, 2025 and December 31, 2024, the Company is not aware of any contingent liabilities related to potential litigation that should be reflected in the consolidated financial statements.

In February 2022 and February 2023, CETI entered into agreements with two different investors offering them a stock guarantee on share price within a three-year period of time. The first investor’s shares in February 2022, came due in February 2025 and CETI entered into an agreement to pay $100,000 in cash and shares to satisfy that guarantee. For the second investor, the Company accrued a liability as of December 31, 2025 and 2024 for the difference between share price on those dates and the guaranteed share price. The remaining guarantee is reported as Contingent liability of $190,000 at December 31, 2025. The two guarantees were reported as Contingent liabilities of $437,500 at December 31, 2024.

On December 9, 2024, CETI entered into an agreement with a company to provide consulting services to obtain funding of at least $25 million or more to fund CETI’s projects in the Middle East. The compensation under this agreement was $65,000 plus 0.5% of any monies raised. As of April 14, 2026, no money has been raised and the Company does not expect to raise capital under this agreement.

On December 21, 2024, CETI entered into a Financial Consulting Engagement Agreement (FCEA) to provide consulting services and identify potential sources of private and/or public financing of up to 50 million in British pound sterling The retainer fee was $35,000 and the success fee is 5% of the total money raised payable at 1% a year for five years. As of April 14, 2026, no money has been raised and the Company does not expect to raise capital under this agreement.